Other reserves - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	6 Months Ended					12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021		Dec. 31, 2021
Disclosure of reserves within equity [line items]
Reserves	£ 218	£ (1,770)	[1]			£ (1,770) [1]
Securities held by the Group	£ (8)	15		£ (29)	[2]
Repurchase of treasury shares (in shares)	244
Future commitments
Disclosure of reserves within equity [line items]
Payments to acquire or redeem entity's shares						1,000
Absa Group Limited
Disclosure of reserves within equity [line items]
Shares sold as percentage of total shares	745.00%
Currency translation reserve
Disclosure of reserves within equity [line items]
Reserves	£ (4,443)	(2,740)				(2,740)
Movements	1,703
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Reserves	1,081	283		1,081		283
Movements	(798)
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	(1,237)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	5
Tax	326
Fair value through other comprehensive income reserve | Absa Group Limited
Disclosure of reserves within equity [line items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	153
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	39
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Reserves	4,671	853				853
Movements	3,818
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	4,747
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	429
Tax	1,358
Own credit reserve
Disclosure of reserves within equity [line items]
Reserves	103	960		£ 103		960
Movements	857
Tax	403
Gains (losses) on change in value of foreign currency basis spreads, before tax	1,258
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Reserves	(1,194)	£ (1,126)				£ (1,126)
Movements	61
Treasury shares
Disclosure of reserves within equity [line items]
Movements	£ 7

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.